NOTE RECEIVABLE (Details Narrative)	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Apr. 28, 2023 USD ($)	Apr. 28, 2023 CNY (¥)
Notes and other explanatory information [abstract]
Note receivable		$ 8,500,000	¥ 58,744,000
Annual interest rate		5.00%	5.00%
Interest income	¥ 491,000